May 1, 2026

Phoenix Spectrum Edge®

Issued by: Nassau Life Insurance Company

UPDATING SUMMARY PROSPECTUS

This Updating Summary Prospectus pertains to the Phoenix Spectrum Edge Variable Annuity (the “Contract”).

The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also obtain this information at no cost by calling 1-800-541-0171 or by sending an email request to customer_contact_center@nfg.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Our obligations under the Contract are subject to our financial strength and claims-paying ability. The Contract is a complex investment and involves risks, including the fluctuation of contract values and possible loss of principal. The Contract is not a short term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties, as applicable.

GLOSSARY

The following are defined terms used in this Updating Summary Prospectus:

Contract: The deferred variable accumulation annuity contract for which this summary prospectus provides updated information.

Contract Owner (owner, you, your): Usually the person or entity to whom we issue the Contract.

Contract Value: Prior to the maturity date, the sum of all accumulation units held in the variable investment options of the Separate Account and the value held in the GIA. For eligible Contracts with loans, the Contract Value is the sum of all accumulation units held in the variable investment options of the Separate Account and the value held in the GIA plus the value held in the loan security account, and less any loan debt.

Customer Service Office: The address that a policy owner should contact regarding all customer service matters, including premium payments, withdrawals, surrenders, transfers, exchanges, and fund/premium allocation requests. For payments, the address is P.O. Box 758572, Topeka, Kansas 66675-8572. For non-payment service matters, the address is P.O. Box 758573, Topeka, Kansas 66675-8573. For overnight payment delivery, the address is 5801 SW 6th Street, Mail Zone 572, Topeka, Kansas 66675-8606. The telephone number is 1-800-541-0171. The hours of operation are 8:30am – 6:00pm EST and the fax number is 1-785-368-1386.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

Nassau Life (our, us, we, company, or Company): Nassau Life Insurance Company.

Separate Account: Nassau Life Variable Accumulation Account.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The following is a summary of certain Contract features that have changed since the Updating Summary Prospectus dated May 1, 2025. This does not reflect all of the changes that have occurred since you entered into your Contract.

•

As previously notified, on or about May 20, 2026 (the “Liquidation Date”), the Lazard Retirement US Small Cap Equity Select Portfolio (the “Liquidating Fund”) will be liquidated. On the Liquidation Date, any Contract Value allocated to the Liquidating Fund will be automatically transferred to the Federated Hermes Government Money Fund II. Any such transfer will occur without charge and will not count toward any limit on transfers. Until the Liquidation Date, you may transfer any Contract Value allocated to the Liquidating Fund to any other variable investment option available under your Contract free of charge. For 60 days after the Liquidation Date, if any portion of your Contract Value was automatically transferred to the Federated Hermes Government Money Fund II as described above, you may transfer Contract Value from the Federated Hermes Government Money Fund II to any other variable investment option available under your Contract free of charge. Any such free transfer will not count toward any limit on the number of transfers that may be performed under your Contract (except restrictions to discourage frequent transfer activity and/or market timing).

Important Information You Should Consider About the Contract

FEES, EXPENSES, AND ADJUSTMENTS				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from your contract, you may be assessed a surrender charge of up to 7% as a percentage of purchase payments withdrawn. A surrender charge applies until the purchase payment being withdrawn is seven complete years old or older.

For example, if you withdraw a $100,000 purchase payment during the first year that the purchase payment was made, you could be assessed a charge of up to $7000 on the purchase payment being withdrawn. This loss will be greater if there are taxes or tax penalties.

Fee Table; Deductions and Charges – Surrender Charges
Are There Transaction Charges?	Yes. In addition to surrender charges, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. Currently, we are not imposing a transfer charge.			Fee Table; Deductions and Charges – Transfer Charge
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table; Deductions and Charges; Appendix A: Investment Options Available under the Contract

	Annual Fee	Minimum	Maximum
	1. Base contract	1.13%(1)	1.43%(1)
	2. Underlying fund fees and expenses	0.27%(2)	5.82%(2)
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%(3)	0.75%(4)

(1)    The Base Contract charge is determined on an annualized basis as a percentage of average account value, plus an amount attributable to the Annual Administrative Charge.

(2)     As a percentage of underlying fund assets. Underlying fund fees are as of 12/31/25. Underlying fund fees can vary from year to year.

(3)      If you elect death benefit option 2 (annual step-up), the mortality and expense risk fee will be increased by 0.15% as a annual percentage of average account value in the Separate Account.

FEES, EXPENSES, AND ADJUSTMENTS		LOCATION IN PROSPECTUS

(4)     The GMIB fee is calculated as a percentage of the greater of guaranteed annuitization value and contract value.

      Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost:	Highest Annual Cost:
$1,312	$5,583
Assumes:	Assumes:

●    Investment of $100,000

●     5% annual appreciation

●    Least expensive combination of contract classes and underlying fund fees and expenses

●    No optional benefits

●     No sales charges

●    No additional purchase payments, transfers, or withdrawals

●     Investment of $100,000

●     5% annual appreciation

●    Most expensive combination of contract classes, optional benefits and underlying fund fees and expenses

●     No sales charges

●    No additional purchase payments, transfers, or withdrawals

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract.	Principal Risks of Investing in the Contract
Is This a Short Term Investment?

No.

●     This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●         Amounts withdrawn from the contract may result in surrender charges, taxes, and tax penalties.

●    A purchase payment being withdrawn is subject to a surrender charge until seven complete years have passed since the purchase payment was made.

●    Surrender charges will reduce the value of your contract if you withdraw money during the surrender charge period.

●    The benefits of tax deferral also mean the contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract; Deductions and Charges; Federal Income Taxes
What are the Risks Associated with the Investment Options?

●    An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., portfolio companies).

●    Each investment option (including the GIA) will have its own unique risks, and you should review the available investment options before making an investment decision.

Principal Risks of Investing in the Contract; GIA; Appendix A: Investment Options Available Under The Contract
What are the Risks Related to the Insurance Company?	An investment in the contract is subject to the risks related to Nassau Life, including that any obligations (including under the GIA), guarantees, or benefits are subject to the claims-paying ability of Nassau Life. More information about Nassau Life, including its financial strength ratings, is available by calling 1-800-541-0171.	Principal Risks of Investing in the Contract; Nassau Life and the Separate Account

RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?

Yes.

●    Nassau Life reserves the right to remove or substitute variable investment options available under the contract.

●        Transfers to and from the GIA are subject to significant limitations.

●    We reserve the right to limit transfers if frequent or large transfers occur.

●         The availability of investment options may vary depending on the broker-dealer through which your contract was purchased.

Nassau Life And The Separate Account; Market Timing And Other Disruptive Trading; GIA; Appendix C: Financial Intermediary Variations
Are There Any Restrictions on Contract Benefits?	● Ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements,	Benefits Available under the Contract; Payment Upon Death Before Maturity Date; Appendix C: Financial Intermediary Variations

RESTRICTIONS	LOCATION IN PROSPECTUS

ownership and beneficiary limitations, and is subject to state availability and regulation

●    Withdrawals made after the GMIB rider date, including loans, can reduce the benefit value by more than the amount withdrawn and could terminate the benefit

●    Election of GMIB rider is irrevocable.

●        Withdrawals and loans may significantly reduce the death benefit.

●         Except as otherwise provided, benefits may not be modified or terminated by us.

●       The availability of contract benefits may vary depending on the broker-dealer through which your contract was purchased.

TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?

●     You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

●     If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

●     Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

Federal Income Taxes

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?

To compensate those who have sold a contract in the past, we generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic, asset-based compensation in all or some years based on all or a portion of the Contract Value. To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to the broker-dealer through which a contract has been sold, based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Sales Of Variable Accumulation Contracts

CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
The existence of these compensation arrangements can create a conflict of interest that potentially could influence a registered representative to recommend this contract over another investment.
Should I Exchange My Contract?	As a general matter, some investment professionals could have a financial incentive to offer you this contract in place of another contract you currently own. Similarly, some investment professionals may have a financial incentive to offer you a new contract in place of this one. You should only exchange a contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Currently, we do not offer this contract for new sales, and thus would not offer this contract in connection with such a replacement transaction.	Sales Of Variable Accumulation Contracts

APPENDIX A – Investment Options Available Under The Contract

Variable Options

The following is a list of underlying funds available under the contract. More information about the underlying funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can request this information at no cost by calling 1-800-541-0171. You can also send an email request to customer_contact_center@nfg.com.

The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.

The availability of variable investment options may vary depending on the broker-dealer through which your contract was purchased. See Appendix C: Financial Intermediary Variations in the prospectus for more information.

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Maximizes total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Balanced Hedged Allocation Portfolio (Class B)[3] - AllianceBernstein L.P.	0.98%	17.36%	5.64%	6.74%
Seeks long-term capital appreciation.	Alger CapitaI Appreciation Portfolio[1,2] (Class 1-2 Shares) - Fred Alger Management, LLC	0.94%	32.87%	16.33%	18.17%
Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index.	CVT S&P Midcap 400 Index Portfolio (Class I) [3] - Calvert Research and Management/Ameritas Investment Partners, Inc.	0.33%	7.14%	8.77%	10.37%
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.	DWS Equity 500 Index VIP (Class A) [3] - DWS Investment Management Americas, Inc. Northern Trust Investments, Inc.	0.25%	17.63%	14.13%	14.52%
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	DWS Small Cap Index VIP (Class A) [3] - DWS Investment Management Americas, Inc. Northern Trust Investments, Inc.	0.37%	12.64%	5.84%	9.33%
Provides current income.	Federated Hermes Fund for U.S. Government Securities II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.78%	6.80%	-0.84%	1.06%
Provides current income consistent with stability of principal and liquidity.	Federated Hermes Government Money Fund II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.63%	3.73%	2.80%	1.73%
Seeks high current income.	Federated Hermes High Income Bond Fund II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.81%	8.23%	3.70%	5.59%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.65%	14.80%	13.59%	17.33%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.64%	21.42%	15.26%	15.66%

A-1

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	21.89%	11.20%	19.82%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.47%	7.14%	-0.06%	2.61%
Seeks capital appreciation.	Franklin DynaTech VIP Fund (Class 2) [3] - Franklin Advisers, Inc.	0.88%	18.13%	9.09%	14.08%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.72%	12.56%	7.66%	7.30%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Seeks capital appreciation.	Invesco V.I. Discovery Large Cap Fund[3]- Invesco Adviser, Inc.	0.80%	12.79%	11.69%	14.22%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series II) - Invesco Adviser, Inc.	1.06%	15.05%	7.01%	10.72%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® (Series II) - Invesco Adviser, Inc.	1.09%	8.44%	8.07%	10.31%
Seeks long-term growth of capital.	Invesco V.I. Main Street Mid Cap Fund® (Series I) [1,2] - Invesco Adviser, Inc.	0.94%	9.19%	9.11%	9.35%
Seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) - Invesco Adviser, Inc.	0.85%	11.67%	10.35%	14.87%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I Shares) [1,2] - Invesco Adviser, Inc.	0.80%	16.17%	12.81%	11.73%

A-2

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series II) - Invesco Adviser, Inc.	0.82%	12.52%	8.68%	8.64%
Seeks long-term capital appreciation.	Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares) [1,2,3,4] - Lazard Asset Management LLC	1.10%	2.18%	4.82%	7.22%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond-Debenture Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	1.04%	8.33%	2.10%	4.72%
Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett Growth and Income Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	0.93%	17.29%	13.34%	11.12%
Seeks capital appreciation through investments, primarily in equity securities.	Lord Abbett Mid Cap Stock Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.85%	20.00%	10.55%	10.36%
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.84%	14.82%	6.61%	7.25%
Seeks to provide investors with capital appreciation	Morningstar Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.82%	17.91%	8.82%	9.05%
Seeks to provide investors with capital appreciation and some current income.	Morningstar Income and Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.84%	11.70%	4.43%	5.46%
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio Class S - Neuberger Berman Investment Advisers LLC	1.11%	5.23%	4.27%	10.71%

A-3

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Invests predominantly in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria.	Quality Equity Portfolio Class S3, 5 - Neuberger Berman Investment Advisers LLC (“Manager”) is the Fund’s investment manager	1.12%	13.43%	12.54%	12.66%
Seeks maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class) - PIMCO	3.29%	18.85%	10.47%	6.43%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio (Advisor Class) - PIMCO	1.49%	7.74%	1.11%	3.11%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) - PIMCO	0.83%	8.78%	-0.08%	2.26%
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movement of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis.	Rydex VT Inverse Government Long Bond Strategy Fund[1,2,3] - Security Investors, LLC. / Guggenheim Investments	5.67%	1.85%	12.87%	1.41%
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Rydex VT Nova Fund[1,2,3] - Security Investors, LLC. / Guggenheim Investments	1.74%	20.87%	16.53%	17.73%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund (Class 2)[6] - Templeton Asset Management Ltd.	1.37%	46.27%	5.46%	10.40%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 2)[3] - Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks long-term capital growth.	Templeton Growth VIP Fund (Class 2) - Templeton Global Advisors Limited	1.12%	23.83%	7.95%	7.04%
Seeks capital appreciation and current income.	TVST Touchstone Balanced Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.79%	14.16%	8.64%	9.81%

A-4

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.	TVST Touchstone Bond Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.62%	7.63%	-0.14%	2.13%
Seeks to provide investors with capital appreciation.	TVST Touchstone Common Stock Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.73%	17.83%	13.80%	14.20%
Seeks to provide investors with growth of capital.	TVST Touchstone Small Company Fund[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.76%	9.72%	9.10%	11.37%
Seeks capital appreciation and income.	Virtus Duff & Phelps Real Estate Securities Series A - Virtus Investment Advisers, LLC (“VIA”) Duff & Phelps Investment Management Co.	1.10%	0.72%	6.06%	5.95%
Seeks long-term growth of capital	Virtus KAR Capital Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.03%	6.96%	5.43%	13.10%
Seeks capital appreciation and current income	Virtus KAR Equity Income Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	0.98%	13.92%	7.76%	9.68%
Seeks long-term capital growth.	Virtus KAR Small-Cap Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.14%	-22.62%	-5.76%	11.33%
Seeks long-term capital appreciation.	Virtus KAR Small-Cap Value Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.10%	-4.50%	2.57%	8.90%
Seeks long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series A3 - Virtus Investment Advisers, LLC (“VIA”) Newfleet Asset Management, LLC	0.94%	7.58%	2.52%	4.23%
Seeks high total return consistent with reasonable risk	Virtus SGA International Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Sustainable Growth Advisers, LP	1.10%	9.26%	1.42%	4.10%

A-5

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks high total return over an extended period of time consistent with prudent investment risk	Virtus Tactical Allocation Series (Class A Shares)[3] - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is the subadviser for the equity portion of the Series, and Newfleet Asset Management, LLC (“Newfleet”) is the subadviser for the fixed income portion of the Series.	0.95%	6.79%	2.09%	7.77%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn International Fund[3,7] - Columbia Management Investment Advisers, LLC (effective Jul 7, 2025; previously Columbia Wanger Asset Management, LLC)	1.08%	12.76%	-1.00%	4.31%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn Fund[3,8] - Columbia Management Investment Advisers, LLC (effective Jul 7, 2025; previously Columbia Wanger Asset Management, LLC)	0.91%	4.47%	1.02%	8.66%

1 This fund is closed to new investors.

2 For contract owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular purchase payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing dollar cost averaging (“DCA”) percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

3 The current expenses of this fund reflect a temporary fee waiver or expense reimbursement arrangement.

4 Effective May 20, 2026, this fund will no longer be available for investment by new or existing investors.

5 Formerly known as Neuberger Berman AMT Sustainable Equity Portfolio Class S.

6 Formerly known as Templeton Developing Markets Vip Fund (Class 2).

7 Formerly known as Wanger International Fund.

8 Formerly known as Wanger Acorn Fund.

Fixed Options

The following is a list of fixed options currently available under the contract. Except as otherwise provided under the contract, we may change the features of the fixed option listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See “GIA” in the prospectus for more information about the available fixed option.

The availability of a fixed option may vary depending on the broker-dealer through which your contract was purchased. See Appendix C: Financial Intermediary Variations in the prospectus for more information.

Name	Minimum Guaranteed Interest Rate
Guaranteed Interest Account	3%

A-6

The Prospectus and Statement of Additional Information, each dated May 1, 2026, are incorporated by reference into this Updating Summary Prospectus. For a free copy of the Prospectus or Statement of Additional Information, or for general inquiries, contact our Customer Service Office. You may also go online at https://nassau.onlineprospectus.net/Nassau/Products/index.html.

EDGAR Contract Identifier Number: C000070728